                     U.S. SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON DC 20549

                                   FORM 24F-2

                         Annual Filing under Rule 24f-2
                      of the Investment Company Act of 1940

1.   Name and address of issuer:        HARTFORD HLS SERIES FUND II, INC.
                                        P.O. BOX 2999
                                        HARTFORD, CT 06104 2199

2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

                                        HARTFORD HLS SERIES FUND II, INC.

3.   Investment Company Act File Number:             811-04615
     CIK Number                                      0000790558
     Securities Act File Number:                     033-03920

4.   (a.)      Last day of fiscal year for which this Form is filed:   31-DEC-09

     (b.)  [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).
           Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

     (c.) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):               168,147,580.41
                                                                ---------------
     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                   58,149,790.50
                                                                ---------------
     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                                       --
                                                                ---------------
     (iv)   Total available redemption credits (add items
            5(ii) and 5(iii):                                     58,149,790.50
                                                                ---------------
     (v)    Net sales -- if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from item 5(i)]:          109,997,789.91
                                                                ---------------
     (vi)   Redemption credit available for use in future
            years -- if Item 5(i) is less than item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:               $             0
                                                                ---------------

     (vii)  Multiplier for determining registration fee (see
            instruction C.9 ):
                                                                X$    0.0000713
                                                                ---------------
     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter '0' if no fee is due):               =      7,842.84
                                                                ---------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting
     an amount of securities that were registered under the
     Securities Act of 1933 pursuant to rule 24e-2 as in
     effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted
     here:                                                      $             0.
                                                                ---------------
     If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the
     end of the fiscal year for which this form is filed that
     are available for use by the issuer in future fiscal
     years, then state that number here:                        $             0.
                                                                ---------------
7.   Interest due -- if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     Instruction D):                                            +$            0
                                                                ---------------
8.   Total of the amount of the registration fee due plus any
     interest due [item 5(vii) plus Item 7]:                    =$     7,842.84
                                                                ---------------
9. Date the registration fee and any interest payment was sent to the Commission' lockbox depository:

     Account number:

     Method of delivery:                [X] Wire Transfer
                                        [ ] Mail or other means

                                   SIGNATURES

This Form has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated:

By: (Signature and Title)


/S/ Tamara L. Fagely                    Date 3/30/2010
-------------------------------------
Tamara L. Fagely, Vice President